Consolidated Balance Sheets (Parenthetical) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares
Allowance for short term investment	¥ 385	$ 54	¥ 277
Allowance for doubtful accounts receivable	3,176	447	2,554	$ 360
Total current liabilities	76,451	10,768	79,630
Total non-current liabilities	67,700	9,536	73,538
Variable Interest Entity, Primary Beneficiary
Total current liabilities	34,056	4,797	30,368
Total non-current liabilities	¥ 6,753	$ 951	¥ 6,663
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.000000625		$ 0.000000625
Common stock, shares authorized	66,000,000,000	66,000,000,000	66,000,000,000	66,000,000,000
Common stock, shares issued	2,377,739,600	2,377,739,600	2,360,419,600	2,360,419,600
Common stock, shares outstanding	2,280,411,080	2,280,411,080	2,254,485,072	2,254,485,072
Class B Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.000000625		$ 0.000000625
Common stock, shares authorized	2,832,000,000	2,832,000,000	2,832,000,000	2,832,000,000
Common stock, shares issued	524,780,320	524,780,320	542,100,320	542,100,320
Common stock, shares outstanding	524,780,320	524,780,320	542,100,320	542,100,320